Redeemable Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

8. Redeemable Convertible Preferred Stock

In February, April and May of 2014, the Company issued 3,015,902 shares of convertible preferred stock in exchange for $6,777,338. The redemption value of the convertible preferred stock was $9.0 million. The differences between the respective redemption values/liquidation preference and carrying values are being accreted over the period from the date of issuance to the earliest possible redemption date, February 2017. The Company has recorded accretion of $263,060 for the year ended December 31, 2015.

Costs incurred in connection with the issuance of Series A redeemable convertible preferred stock during the year ended December 31, 2014 were $119,097 which have been recorded as a reduction to the carrying amounts of convertible preferred stock and are being accreted to the carrying value of the applicable preferred stock to the redemption date. The Company has recorded accretion of $83,334 for the year ended December 31, 2015.

On May 18, 2015, the Company completed its IPO. In connection with the IPO, all of the Company’s 3,015,902 outstanding shares of convertible preferred stock were automatically converted into 2,010,596 shares of common stock. Prior to this conversion event, Convertible Preferred Stock had been classified outside of stockholders’ deficit in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.

8. Redeemable Convertible Preferred Stock

        In February, April and May of 2014, the Company issued 3,015,902 shares of convertible preferred stock in exchange for $6,777,338. The redemption value of the convertible preferred stock was $9.0 million. The differences between the respective redemption values/liquidation preference and carrying values are being accreted over the period from the date of issuance to the earliest possible redemption date, February 2017. The Company has recorded accretion of $263,060 for the year ended December 31, 2015.

        Costs incurred in connection with the issuance of Series A redeemable convertible preferred stock during the year ended December 31, 2014 were $119,097 which have been recorded as a reduction to the carrying amounts of convertible preferred stock and are being accreted to the carrying value of the applicable preferred stock to the redemption date. The Company has recorded accretion of $83,334 for the year ended December 31, 2015.

        On May 18, 2015, the Company completed its IPO. In connection with the IPO, all of the Company's 3,015,902 outstanding shares of convertible preferred stock were automatically converted into 2,010,596 shares of common stock. Prior to this conversion event, Convertible Preferred Stock had been classified outside of stockholders' (deficit) in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.